Related Party Transactions	10 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 5 — RELATED PARTY TRANSACTIONS
Founder Shares
In February 2020, the Company issued 11,500,000 Class B ordinary shares to the Sponsor for an aggregate purchase price of $25,000. On September 30, 2020, the Sponsor transferred 30,000 Founder Shares to each of its three independent directors. On October 1, 2020, the Company effected a 6-for-5 share
split with respect to the Class B ordinary shares, resulting in an aggregate of 13,800,000 Class B ordinary shares issued and outstanding (the “Founder Shares”). The Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering and exercise of the underwriter’s over-allotment option. On November 20, 2020, the underwriters’ election to exercise their full over-allotment option expired unexercised, resulting in the forfeiture of 1,086,250 shares. Accordingly, as of November 20, 2020, there were 12,713,750 Founder Shares issued and outstanding.
The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of a Business Combination or (ii) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions,
share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after a Business Combination, the Founder Shares will be released from the lockup.
Private Placement
Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased 7,733,333 Private Placement Warrants at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $11,600,000. On October 16, 2020, in connection with the underwriters’ election to partially exercise their over-allotment option, the Company sold an additional 380,666 Private Placement Warrants to the Sponsor, at a price of $1.50 per Private Placement Warrant, for an aggregate purchase price of $571,000. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note
7
). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.
Promissory Note—Related Party
On February 28, 2020, the Company issued a Promissory Note to the Sponsor, pursuant to which the Company could borrow up to an aggregate principal amount of $250,000. The Promissory Note was non-interest
bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. As of October 6, 2020, there was $207,632 outstanding under the Promissory Note, which was subsequently repaid on November 30, 2020.
Related Party Loans
In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post- Business Combination entity at a price of $1.50 per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2020, the Company had no outstanding borrowings under the Working Capital Loans.
Administrative Support Agreement
The Company entered into an agreement, commencing on October 1, 2020, to pay the Sponsor up to $10,000 per month for office space, utilities, secretarial and administrative support services. Upon completion of a Business Combination or its liquidation, the Company will cease paying these monthly fees. For period from February 19, 2020 (inception) through December 31, 2020, the Company incurred $30,000 in fees for these services, of which such amount is included in accrued expenses in the accompanying balance sheet.